Total Capital and Net Income Per Unit Total Capital and Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended June 30,
	2020	2019
	$	$
Limited partners' interest in net income for basic net income per common unit	37,796	9,810
Weighted average number of common units	82,197,665	78,603,636
Dilutive effect of unit-based compensation	64,570	81,901
Weighted average number of common units and common unit equivalents	82,262,235	78,685,537
Limited partner's interest in net income per common unit:
Basic	0.46	0.12
Diluted	0.46	0.12

	Six Months Ended June 30,
	2020	2019
	$	$
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(834)	24,698
Weighted average number of common units	79,629,623	78,600,342
Dilutive effect of unit-based compensation	—	81,921
Weighted average number of common units and common unit equivalents	79,629,623	78,682,263
Limited partner's interest in net (loss) income per common unit:
Basic	(0.01)	0.31
Diluted	(0.01)	0.31